CERTAIN TRANSACTIONS (Details 1) (USD $)	0 Months Ended
	Jun. 30, 2012	Oct. 14, 2011
Business Acquisition [Line Items]
Date acquired	October 14, 2011
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars		$ 6,500,000,000
Liabilities assumed
Business Acquisition, Contingent Consideration, at Fair Value	5,000,000
Cephalon [Member]
Assets acquired
Current assets		2,851,000,000
Investment and other non-current assets		505,000,000
Property, plant and equipment		361,000,000
Identifiable intangible asset - existing product rights		2,564,000,000
Research and development in-process		1,296,000,000
Goodwill		3,160,000,000
Total assets acquired		10,737,000,000
Liabilities assumed
Current liabilities		780,000,000
Long-term liabilities, including deferred taxes		1,114,000,000
Short-term Debt		2,082,000,000
Business Acquisition, Contingent Consideration, at Fair Value		171,000,000
Total liabilities assumed		4,147,000,000
Non-controlling interests		79,000,000
Net assets acquired		$ 6,511,000,000